Business Combinations - Summary of Purchase Price Allocation for Acquisition (Detail) - Vancis BV [member] € in Thousands	Feb. 24, 2017 EUR (€)
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	€ 16,821
Trade receivables	1,165
Other current assets	959
Trade payables and other liabilities	(1,249)
Provisions	(280)
Goodwill	38,900
Customer portfolio	28,005
Deferred taxes	(6,804)
Total purchase price	€ 77,517